Borrowings - Schedule of maturities of outstanding borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 764,570	$ 400,911	$ 567,899
Within one year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	19,916	2,771
Within two years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,804	2,920
Within three years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	696,646	622
Within four years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,374	394,222
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 40,830	$ 376